Fair Value Measurements - Schedule of Fair Value Hierarchy (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 183,746,713	$ 160,958,982
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	178,426,927	154,731,695
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,661,855	8,662,962
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	158,225,516	133,134,335
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	14,539,556	12,934,398
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	172,765,072	146,068,733
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	158,225,516	133,134,335
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	14,539,556	12,934,398
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,661,855	8,662,962
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,661,855	8,662,962
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
NAV | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 5,319,786	$ 6,227,287